Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss for the Three and Nine Months Ended September 30, 2019 and 2020 - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Revenue			$ 0
Operating expenses
Research and development	(8,637)	(7,230)	(33,369)	(18,762)
General and administrative	(6,710)	(2,474)	(12,227)	(6,260)
Loss from operations	(15,347)	(9,704)	(45,596)	(25,022)
Foreign exchange (loss) gain, net	174	(131)	109	(127)
Interest expense	(21)	(46)	(63)	(186)
Interest income	10	57	102	64
Other income			3
Loss before income tax	(15,184)	(9,824)	(45,445)	(25,271)
Income tax benefit	0	0	0	0
Net loss	(15,184)	(9,824)	(45,445)	(25,271)
Less: Net loss attributable to noncontrolling interests	(644)	(457)	(2,068)	(1,259)
Net loss attributable to BeyondSpring Inc.	$ (14,540)	$ (9,367)	$ (43,377)	$ (24,012)
Net loss per share
Basic and diluted (in dollars per share)	$ (0.48)	$ (0.37)	$ (1.51)	$ (1.01)
Weighted-average shares outstanding
Basic and diluted (in shares)	30,303,093	25,309,776	28,658,215	23,819,453
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustment gain (loss)	$ (277)	$ 113	$ (226)	$ 144
Comprehensive loss	(15,461)	(9,711)	(45,671)	(25,127)
Less: Comprehensive loss attributable to noncontrolling interests	(677)	(494)	(2,107)	(1,298)
Comprehensive loss attributable to BeyondSpring Inc.	$ (14,784)	$ (9,217)	$ (43,564)	$ (23,829)